LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT BOND FUND

May 12, 1997

Dear Shareholder:

The six months ending April 30, 1997 saw a relatively minor advance for U.S. bonds -- prices rose only 1.66%, as measured by The Salomon Brothers Broad Investment Grade (BIG) Bond Index -- despite a generally favorable environment for fixed income investment throughout much of the period. The primary reason for this lackluster performance was the Federal Reserve's belief that robust U.S. economic growth could translate into higher inflation and its subsequent decision to preempt such inflation by raising the Federal funds rate from 5.25% to 5.50% on March 25. This action by the Federal Reserve triggered a dramatic downturn in U.S. bond prices that was recouped only by April's strong market rally.

In such a challenging environment, we are pleased to report that a diversified investment strategy -- comprising active DURATION MANAGEMENT, SECURITY SELECTION, and SECTOR ALLOCATION -- enabled The JPM Pierpont Bond Fund to provide its shareholders with an attractive absolute return of 1.91% for the six months under review. The Fund's performance was considerably ahead of its benchmark, the Salomon Brothers BIG, which, as noted above, returned 1.66% for the period. Additionally, the Fund significantly outperformed its competitors, as measured by the Lipper Intermediate Investment Grade Debt Funds Average, which returned 1.49% for the period.

The Fund's net asset value decreased from $10.30 per share on November 1, 1996 to $10.10 per share at the end of the reporting period, after paying approximately $0.32 per share in dividends from ordinary income and approximately $0.07 per share in dividends from capital gains. The Fund's net assets stood at $152.5 million at the end of the reporting period, up from $149.2 million on November 1, 1996. The net assets of The U.S. Fixed Income Portfolio, in which the Fund invests, totaled approximately $942.5 million on April 30, 1997.

The report that follows includes a portfolio manager Q&A with William G. Tennille, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,


/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS. . . . 1         FUND FACTS AND HIGHLIGHTS. . . . .5

FUND PERFORMANCE. . . . . . . . . 2         SPECIAL FUND-BASED SERVICES. . . .6

PORTFOLIO MANAGER Q&A . . . . . . 3         FINANCIAL STATEMENTS . . . . . . .8
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                 TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                            -----------------------     -------------------------------------------
                                            THREE          SIX            ONE            FIVE           SINCE
AS OF APRIL 30, 1997                        MONTHS         MONTHS         YEAR           YEARS          INCEPTION*
-------------------------------------------------------------------     -------------------------------------------
The JPM Pierpont Bond Fund                  0.60%          1.91%          6.88%          7.20%          7.77%

Salomon BIG**                               0.52%          1.66%          7.20%          7.41%          8.61%

Lipper Intermediate Investment Grade
  Debt Funds Average                        0.45%          1.49%          6.44%          6.66%          7.98%

AS OF MARCH 31, 1997
-------------------------------------------------------------------     -------------------------------------------
The JPM Pierpont Bond Fund                 (0.31)%         2.78%          4.77%          7.03%          7.68%

Salomon BIG**                              (0.52)%         2.48%          4.90%          7.27%          8.52%

Lipper Intermediate Investment Grade
  Debt Funds Average                       (0.55)%         2.19%          4.46%          6.63%          7.91%


*3/11/88 -- COMMENCEMENT OF OPERATIONS. (AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION.) THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 3/11/88 IS 7.72%.

**THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE. THE JPM PIERPONT BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE U.S. FIXED INCOME PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with WILLIAM G. TENNILLE, who is a member of the portfolio management team for The U.S. Fixed Income Portfolio, in which the Fund invests. Bill joined Morgan in 1992 and has extensive experience across a broad range of markets, including mortgage securities and derivatives. This interview was conducted on May 9, 1997 and reflects Bill's views on that date.

THE SIX MONTHS ENDING APRIL 30, 1997 WERE SOMETHING OF A WATERSHED FOR U.S. BOND INVESTORS. THE PERIOD STARTED OUT WITH A MAJOR REBOUND IN BOND PRICES AND CAME TO A CLOSE AMID FALLOUT CAUSED BY A SHORT-TERM RATE INCREASE IN MARCH BY THE FEDERAL RESERVE. HOW DID YOUR MANAGEMENT TEAM'S KEY INVESTMENT DECISIONS ENHANCE THE PORTFOLIO'S PERFORMANCE AS RATES BACKED UP?

WGT: As we have noted in previous conversations, the portfolio management team has never taken outsized duration positions vis-a-vis the Portfolio's benchmark.

During this most recent period, as strengthening economic data and a tightening labor market, in turn, sparked a tightening by the Federal Reserve to head off inflation, our management team decided to keep the Portfolio's duration variances within a range of plus or minus one-quarter of one year relative to the Salomon BIG. Within that context, we have made several modest duration adjustments to the Portfolio, which have contributed positively to the Portfolio's relative returns over the last six months.

THE PORTFOLIO SIGNIFICANTLY OUTPERFORMED BOTH ITS BENCHMARK AND ITS COMPETITORS IN THE LIPPER INTERMEDIATE FIXED INCOME UNIVERSE FOR THE PERIOD UNDER REVIEW. WHICH OF YOUR INVESTMENT DECISIONS MADE THE GREATEST POSITIVE CONTRIBUTION TO ATTRACTIVE RELATIVE RETURNS?

WGT: A significant overweighting of U.S. government agency mortgages and the Portfolio's modest allocation (8% by the end of the period) to BB- and B-rated U.S. corporate bonds and Brady bonds (U.S. dollar-denominated emerging markets debt) were each a source of excess performance during the period relative to the Index.

YOUR SECTOR STRATEGY OF OVERWEIGHTING MORTGAGE-BACKED SECURITIES ACHIEVED FAVORABLE INVESTMENT RESULTS FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996 AND DURING THE PERIOD UNDER REVIEW. WHAT FORECASTS ARE YOU MAKING FOR THIS SECTOR, AND HOW IS IT LIKELY TO BE WEIGHTED IN THE PORTFOLIO DURING THE NEXT SIX MONTHS?

WGT: The Portfolio continues to carry a greater than thirty percent position in U.S. government agency mortgages. While the recent performance of these securities has been superb, we believe that continued buying of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") will provide protection from extreme spread widening because mortgage-backed securities have tended to outperform in both stable and rising interest rate environments.

INVESTOR CASH FLOW HAS BEEN KEY TO THE RECENT RELATIVE STRENGTH OF EMERGING MARKETS DEBT AND U.S. HIGH-YIELD BONDS. DO YOU EXPECT TO SEE SIMILAR LEVELS OF SUPPORT FOR THESE SECTORS GOING FORWARD, AND IS THE PORTFOLIO LIKELY TO CONTINUE ITS CURRENT OPPORTUNISTIC ALLOCATION TO THEM?

WGT: We now feel more confident in future returns from the Portfolio's small positions in U.S. high-yield bonds. We are somewhat less optimistic about future returns from the Portfolio's exposure to emerging markets debt, if only because emerging markets debt has outperformed so substantially over the recent past. Having said that, we expect to maintain the Portfolio's allocation to both of these sectors, at least in the near future.

ONE OF THE IRONIES THAT SEEMS TO BE GAINING GREATER CURRENCY THESE DAYS IS "WHAT'S GOOD FOR THE ECONOMY IS BAD FOR BONDS AND STOCKS." GIVEN THE CURRENT ENVIRONMENT OF SUSTAINED ECONOMIC STRENGTH, WHAT IS YOUR VIEW OF THE LIKELIHOOD OF ADDITIONAL FED ACTION BY THE END OF THIS YEAR, AND WHERE DO YOU BELIEVE RENEWED INFLATION CONCERNS WILL DRIVE LONG BOND YIELDS DURING THAT PERIOD?

WGT: As most investors know, the Federal Reserve intervened and raised the Federal funds rate by 0.25% to 5.50% on March 25. It has been our sense for some time now that the Fed will be forced to implement more than one short-term interest rate increase in order to contain excessive growth in the economy. We anticipate that the Fed will implement at least another 0.50% increase (not necessarily in one move) in the Fed funds rate in the months to come.

WOULD YOU EXPECT THE MANAGEMENT TEAM TO MAKE SIGNIFICANT CHANGES IN THE PORTFOLIO'S CURRENT STRUCTURE IF THE 30-YEAR YIELD ACTUALLY DID TOP 7.20%?

WGT: Should rates reach 7.25% to 7.50% in the long end of the market, we feel that it would represent significant value in the fixed income arena. At that point, expecting that higher rates would soon produce a slowing in the economy, it is likely that we would extend the Portfolio's duration in order to capture that value. However, the Portfolio's main sector themes should remain in place in the near future.

POLICY CHANGES WERE RECENTLY IMPLEMENTED TO ALLOW THE PORTFOLIO TO INVEST UP TO 25% OF ITS ASSETS IN BELOW-INVESTMENT-GRADE ISSUES (RATED SINGLE B OR BB/Ba) AND UP TO 20% IN NON-DOLLAR DENOMINATED INVESTMENTS. WHAT WAS SOME OF THE THINKING BEHIND THESE CHANGES, AND WHAT DO YOU AND OTHER MEMBERS OF THE MANAGEMENT TEAM HOPE TO ACCOMPLISH SHOULD YOU PUT THEM TO USE GOING FORWARD?

WGT: As we all know, portfolio diversification across multiple market sectors can decrease overall portfolio risk, due to the absence of correlation between various bond market sectors around the globe. Morgan's goal in bond portfolio management is and always has been to produce long-term excess performance with less volatility than either the benchmark or a peer group.

In the context of the guideline changes, we are now able to diversify Portfolio assets and opportunistically invest more of the Portfolio's assets in two market sectors that we believe represent improved sources of excess return. We expect to manage the additional risk of these sectors by basing investment decisions on Morgan's in-depth proprietary global research. Having said that, the long-range objectives of these changes is to provide enhanced Portfolio returns while also dampening volatility in those returns.

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Pierpont Bond Fund seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return that is higher than that generally available from short-term obligations while recognizing the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
3/11/88

--------------------------------------------------------------------------------
NET ASSETS AS OF 4/30/97
$152,458,917

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/17/97



EXPENSE RATIO
The Fund's current annualized expense ratio of 0.68% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

     U.S. AGENCY OBLIGATIONS  34.5%
     CORPORATE OBLIGATIONS  26.4%
     U.S. TREASURY OBLIGATIONS  15.7%
     CMOS AND ASSET-BACKED SECURITIES  12.6%
     FOREIGN CORPORATE OBLIGATIONS  4.0%
     SHORT-TERM INVESTMENTS  3.2%
     FOREIGN GOVERNMENT OBLIGATIONS  1.9%
     CONVERTIBLE PREFERRED STOCK  1.6%
     CONVERTIBLE BONDS  0.1%


30-DAY SEC YIELD
6.62%


DURATION
4.53 years


QUALITY BREAKDOWN
AAA*   67%
AA      2%
A      14%
Other  17%


*INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, AND REPURCHASE
AGREEMENTS.

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.


KEOGH
In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. The Portfolio may invest in below-investment-grade debt obligations and in foreign securities which are subject to special risks; prospective investors should refer to the Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Fixed Income Portfolio
  ("Portfolio"), at value                          $152,455,952
Receivable for Shares of Beneficial Interest Sold       133,043
Prepaid Trustees' Fees and Expenses                         547
Prepaid Expenses and Other Assets                         1,352
                                                   ------------
    Total Assets                                    152,590,894
                                                   ------------

LIABILITIES
Dividends Payable to Shareholders                        62,274
Shareholder Servicing Fee Payable                        25,098
Payable for Shares of Beneficial Interest
  Redeemed                                               24,704
Administrative Services Fee Payable                       3,900
Administration Fee Payable                                1,212
Fund Services Fee Payable                                    95
Accrued Expenses                                         14,694
                                                   ------------
    Total Liabilities                                   131,977
                                                   ------------
NET ASSETS
Applicable to 15,097,382 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $152,458,917
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.10
                                                          -----
                                                          -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $155,157,971
Undistributed Net Investment Income                      18,963
Accumulated Net Realized Loss on Investment          (1,218,008)
Net Unrealized Depreciation of Investment            (1,500,009)
                                                   ------------
    Net Assets                                     $152,458,917
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $ 5,207,009
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $1,125)                                       54,407
Allocated Portfolio Expenses                                     (274,286)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 4,987,130

FUND EXPENSES
Shareholder Servicing Fee                          $148,807
Administrative Services Fee                          23,415
Transfer Agent Fees                                  18,430
Registration Fees                                    13,805
Printing Expenses                                     7,955
Professional Fees                                     7,862
Fund Services Fee                                     2,657
Administration Fee                                    2,546
Trustees' Fees and Expenses                           1,348
Miscellaneous                                         2,753
                                                   --------
    Total Fund Expenses                                           229,578
                                                              -----------
NET INVESTMENT INCOME                                           4,757,552

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       756,965

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          (2,732,685)
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 2,781,832
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                   ------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $  4,757,552   $     8,720,289
Net Realized Gain on Investment Allocated from
  Portfolio                                             756,965         1,821,935
Net Change in Unrealized Depreciation of
  Investment Allocated from Portfolio                (2,732,685)       (3,276,551)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      2,781,832         7,265,673
                                                   ------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (4,723,593)       (8,724,866)
Net Realized Gain                                    (1,045,442)               --
                                                   ------------   ----------------
    Total Distributions to Shareholders              (5,769,035)       (8,724,866)
                                                   ------------   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     33,570,769        36,902,471
Reinvestment of Dividends and Distributions           4,617,174         8,082,911
Cost of Shares of Beneficial Interest Redeemed      (31,948,698)      (37,322,830)
                                                   ------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             6,239,245         7,662,552
                                                   ------------   ----------------
    Total Increase in Net Assets                      3,252,042         6,203,359

NET ASSETS
Beginning of Period                                 149,206,875       143,003,516
                                                   ------------   ----------------
End of Period (including undistributed net
  investment income (loss) of $18,963 and $0,
  respectively)                                    $152,458,917   $   149,206,875
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED          FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 1997    ---------------------------------------------------
                                                     (UNAUDITED)        1996       1995       1994       1993      1992
                                                   ----------------   --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.30    $  10.41   $   9.64   $  11.00   $  10.52   $ 10.32
                                                   ----------------   --------   --------   --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.32        0.62       0.64       0.55       0.54      0.66
Net Realized and Unrealized Gain (Loss) on
  Investments                                                (0.13)      (0.11)      0.77      (0.91)      0.67      0.28
                                                   ----------------   --------   --------   --------   --------   -------
Total from Investment Operations                              0.19        0.51       1.41      (0.36)      1.21      0.94
                                                   ----------------   --------   --------   --------   --------   -------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.32)      (0.62)     (0.64)     (0.55)     (0.54)    (0.66)
Net Realized Gain                                            (0.07)         --         --      (0.45)     (0.19)    (0.08)
Return of Capital                                               --          --         --         --         --        --
                                                   ----------------   --------   --------   --------   --------   -------
Total Distributions to Shareholders                          (0.39)      (0.62)     (0.64)     (1.00)     (0.73)    (0.74)
                                                   ----------------   --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD                     $         10.10    $  10.30   $  10.41   $   9.64   $  11.00   $ 10.52
                                                   ----------------   --------   --------   --------   --------   -------
                                                   ----------------   --------   --------   --------   --------   -------
Total Return                                                  1.91%(a)     5.13%    15.10%     (3.50)%    11.97%     9.35%
                                                   ----------------   --------   --------   --------   --------   -------
                                                   ----------------   --------   --------   --------   --------   -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $       152,459    $149,207   $143,004   $112,049   $103,572   $75,882
Ratios to Average Net Assets
  Expenses                                                    0.68%(b)     0.66%     0.69%      0.78%      0.81%     0.81%
  Net Investment Income                                       6.39%(b)     6.08%     6.40%      5.43%      5.01%     6.26%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       --          --         --       0.01%      0.08%     0.20%
Portfolio Turnover                                              --          --         --         --+    236.39%+  267.04%

------------------------
+ 1993 Portfolio Turnover reflects the period November 1, 1992 to July 11, 1993. After July 11, 1993, all the Fund's investable assets are invested in The U.S. Fixed Income Portfolio.

(a) Not annualized

(b) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Bond Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Bond Fund, respectively.

The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (16% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions toshareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which the Trust and JPM Institutional Funds, JPM Advisor Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the six months ending April 30, 1997, such fees for these services amounted to $2,546.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $23,415.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the Fund. For the six months ending April 30, 1997, the fee for these services amounted to $148,807.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $2,657 for the six months ended April 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The Trust, The JPM Institutional Funds, the Master Portfolios, and JPM Series Trust . The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                   ------------   ----------------
Shares of beneficial interest sold...............    3,287,511          3,597,104
Reinvestment of dividends and distributions......      453,186            854,469
Shares of beneficial interest redeemed...........   (3,130,372)        (3,697,941)
                                                   ------------   ----------------
Net Increase.....................................      610,325            753,632
                                                   ------------   ----------------
                                                   ------------   ----------------

The U.S. Fixed Income Portfolio

Semi-annual Report April 30, 1997

(The following pages should be read in conjunction with The JPM Pierpont Bond Fund
Semi-annual Financial Statements)

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (12.5%)
FINANCIAL SERVICES (12.5%)
$        52,085    Advanta Home Equity Loan Trust, Series 92-2,         Aaa/AAA      $      51,425
                     Class A1, 7.15% due 06/25/08...................
      7,521,156    Aegis Auto Receivables Trust, Series 1996-3,          NR/NR           7,535,258
                     Class A, Sequential Payer, Callable, (144A),
                     8.80% due 03/20/02.............................
      3,002,357    American Southwest Financial Corp., Series 60,        NR/AAA          3,094,980
                     Class D, 8.90% due 03/01/18....................
     28,113,000    Associates Manufactured Housing Pass Through,        Aaa/AAA         28,016,362
                     Series 97-1, Class A3, 6.60% due 06/15/28......
         41,916    Case Equipment Loan Trust, Series 94-A, Class A2,    Aaa/AAA             41,736
                     4.65% due 08/15/99.............................
     15,699,000    Chemical Mortgage Securities, Inc., Series 96-1,     Aaa/AAA         14,797,092
                     Class A7,, 7.25% due 01/25/26..................
         86,661    Chevy Chase Auto Receivables Trust, Series 95-1,     Aaa/AAA             86,473
                     Class A, 6.00% due 12/15/01....................
      7,094,032    Collateralized Mortgage Obligation Trust, Remic:     Aaa/AAA          7,402,197
                     Accrual Bond, Series 62, Class Z, 9.50% due
                     06/25/20.......................................
      2,815,677    Criimi Mae Financial Corp., Series 1, Class A,        NR/AAA          2,672,254
                     7.00% due 01/01/33.............................
      1,718,921    Fleetwood Credit Corp. Grantor Trust, Series         Aaa/AAA          1,707,456
                     95-B, Class A, 6.55% due 05/15/11..............
      8,855,000    GE Capital Mortgage Services, Inc., Remic:           Aaa/AAA          8,730,587
                     PAC-1(11), Series 94-17, Class A5, 7.00% due
                     05/25/24.......................................
      2,000,000    Green Tree Financial Corp., Series 92-1, Class        Aaa/NR          2,000,060
                     A3, 6.70% due 10/15/17.........................
      2,407,286    Green Tree Recreational, Equipment & Consumer        Aaa/AAA          2,316,676
                     Trust, Series 96-A, Class A1, 5.55% due
                     02/15/18.......................................
      4,270,082    Merrill Lynch Mortgage Investors, Inc., Series        Ba3/NR          4,210,701
                     95-C2, Class E, 7.98% due 06/15/21.............
      2,500,000    Merrill Lynch Mortgage Investors, Inc., Series        NR/AAA          2,444,531
                     96-C2, Class A3, 6.96% due 11/21/28............
     11,587,719    Midland Realty Acceptance Corp., Series 96-C2,        Aaa/NR         11,562,371
                     Class A1, 7.02% due 01/25/29...................
        631,229    Morgan Stanley Mortgage Trust, Series V, Class 4,     NR/AAA            654,850
                     8.95% due 05/01/17.............................
      8,322,683    Paine Webber Mortgage Acceptance Corp., Remic:        NR/AAA          8,271,082
                     PAC (11), Series 93-5, Class A2, 5.50% due
                     06/25/08.......................................
        834,856    Prudential Home Mortgage Securities, Remic: PAC       Aaa/NR            833,980
                     (11), Series 93-54, Class A2, 6.50% due
                     01/25/24.......................................
      6,782,608    Residential Funding Mortgage Securities I, Inc.,     Aa1/AAA          6,737,843
                     Remic: PAC (11), Series 94-S12, Class A3, 6.50%
                     due 04/25/09...................................
        136,049    Resolution Trust Corp., Remic: Collateral Strip      Aaa/AAA            129,757
                     Interest, Series 91-6, Class A1, 6.992% due
                     05/25/19.......................................
         69,310    The Money Store Home Equity Trust, Series 92-A,      Aaa/AAA             68,770
                     Class A, 6.95% due 01/15/07....................
         39,229    Western Financial Grantor Trust, Series 95-3,        Aaa/AAA             39,135
                     Class A1, 6.05% due 11/01/00...................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)
$     1,750,000    World Omni Automobile Lease Securitization Trust,    Aaa/AAA      $   1,754,655
                     Series 1996-A, Class A1, Sequential Payer,
                     Callable, 6.30% due 06/25/02...................
      2,600,000    World Omni Automobile Lease Securitization Trust,    Aaa/AAA          2,611,375
                     Series 1997-A, Class A2, Sequential Payer,
                     Callable, 6.75% due 06/25/03...................
                                                                                     -------------
                                                                                       117,771,606
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                         ASSET BACKED SECURITIES (COST
                         $118,582,361)..............................
                                                                                     -------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
      1,100,000    Corporate Express Inc., 4.50% due 07/01/00 (cost       B3/B             939,125
                     $934,625)......................................
                                                                                     -------------

CORPORATE OBLIGATIONS (26.1%)
AUTOMOTIVE (2.9%)
      6,000,000    Ford Motor Co., 8.875% due 01/15/22..............     A1/A+           6,664,380
     16,755,000    Ford Motor Co., 9.95% due 02/15/32...............     A1/A+          20,811,050
                                                                                     -------------
                                                                                        27,475,430
                                                                                     -------------

BANKING (4.6%)
        500,000    Abbey National First Capital, 8.20% due              Aa3/AA-            527,995
                     10/15/04.......................................
      1,300,000    Chase Manhattan Corp., Series A, 8.65% due            A1/A-           1,346,072
                     02/13/99.......................................
      5,000,000    First Chicago Corp., 8.25% due 06/15/02..........      A2/A           5,240,650
      8,300,000    First Union Corp., 6.55% due 10/15/35............     A2/A-           8,043,613
      1,000,000    Manufacturers Hanover Corp., 8.50% due                A1/A-           1,031,210
                     02/15/99.......................................
      8,000,000    Mellon Capital I, Series A, 7.72% due 12/01/26...    A2/BBB+          7,537,520
      6,400,000    NB Capital Trust II, 7.83% due 12/15/26..........     A1/A-           6,162,304
      3,000,000    Security Pacific Corp., 9.75% due 05/15/99.......      A2/A           3,174,750
      7,500,000    Shawmut National Corp., 8.625% due 12/15/99......    A3/BBB+          7,832,400
      2,500,000    Wachovia Bank North Carolina, 5.60% due              Aa2/AA+          2,464,675
                     03/08/99.......................................
                                                                                     -------------
                                                                                        43,361,189
                                                                                     -------------

BUILDING MATERIALS (0.3%)
      3,000,000    USG Corp., Series B, 9.25% due 09/15/01..........    A2/BBB+          3,146,250
                                                                                     -------------

CHEMICALS (0.5%)
      5,000,000    Airgas, Inc., 7.14% due 03/08/04.................   Baa3/BBB-         5,013,300
                                                                                     -------------

CONSTRUCTION & HOUSING (0.2%)
      2,000,000    Schuller International Group, Inc., 10.875% due      Ba3/BB-          2,200,000
                     12/15/04.......................................
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
ELECTRIC (3.6%)
$     2,950,000    Central Power & Light Co., Series KK, 6.625% due       A3/A       $   2,823,209
                     07/01/05.......................................
      6,000,000    Duke Power Co., 6.75% due 08/01/25...............    Aa2/AA-          5,294,040
      8,400,000    Idaho Power Co., Series A, 7.50% due 05/01/23....     A2/A+           7,922,208
      3,300,000    Southern Co. Capital Trust I, (144A), 8.19% due       A3/A-           3,306,567
                     02/01/37.......................................
     10,000,000    Virginia Electric & Power Co., 6.75% due               A2/A           9,568,000
                     02/01/07.......................................
      5,000,000    Virginia Electric & Power Co., Series A, 7.25%         A2/A           4,662,300
                     due 02/01/23...................................
                                                                                     -------------
                                                                                        33,576,324
                                                                                     -------------

ELECTRONICS (0.7%)
      7,000,000    Sensormatic Electronics Corp., 7.74% due             NR/BBB+          6,860,000
                     03/29/06.......................................
                                                                                     -------------

ENTERTAINMENT, LEISURE & MEDIA (1.0%)
      2,000,000    Jacor Communications Co., 9.75% due 12/15/06.....      B2/B           2,035,000
      5,400,000    News America Holdings, Inc., 7.75% due               Baa3/BBB         4,952,448
                     12/01/45.......................................
      2,000,000    Rogers Cablesystems Limited, 11.09% due               NR/NR           2,080,460
                     06/01/00.......................................
                                                                                     -------------
                                                                                         9,067,908
                                                                                     -------------

FINANCIAL SERVICES (3.4%)
      6,000,000    Bank Boston Capital Trust II, Series B, 7.75% due    Baa1/BBB         5,603,640
                     12/15/26.......................................
      2,000,000    First Nationwide Hldgs. Inc., 10.625% due             Ba3/NA          2,130,000
                     10/01/03.......................................
      5,050,000    First Union Institutional Capital I, (144A),         A1/BBB+          4,980,663
                     8.04% due 12/01/26.............................
     10,400,000    Ford Motor Credit Co., 7.00% due 09/25/01........     A1/A+          10,435,048
      2,000,000    General Motors Acceptance Corp., 6.70% due            A3/A-           2,005,280
                     06/24/99.......................................
      1,000,000    Sun World International, Inc., (144A), 11.25% due     NR/NR           1,015,000
                     04/15/04.......................................
      6,000,000    US Bancorp Capital I, (144A), 8.27% due              Ba2/BB+          6,017,220
                     12/15/26.......................................
                                                                                     -------------
                                                                                        32,186,851
                                                                                     -------------

FOREST PRODUCTS & PAPER (2.3%)
      1,100,000    Buckeye Cellulose Corp., 8.50% due 12/15/05......    Ba3/BB-          1,075,250
      5,200,000    Georgia-Pacific Corp., 7.375% due 12/01/25.......   Baa2/BBB-         4,721,236
      9,150,000    Georgia-Pacific Corp., 8.625% due 04/30/25.......   Baa2/BBB-         9,199,410
      5,600,000    Georgia-Pacific Corp., 9.95% due 06/15/02........   Baa2/BBB-         6,254,304
                                                                                     -------------
                                                                                        21,250,200
                                                                                     -------------

HEALTH SERVICES (0.5%)
      2,000,000    Mariner Health Group, Inc., Series B, 9.50% due        B2/B           1,945,000
                     04/01/06.......................................
      3,000,000    Tenet Healthcare Corp., 10.125% due 03/01/05.....     Ba3/B+          3,225,000
                                                                                     -------------
                                                                                         5,170,000
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
INDUSTRIAL (0.1%)
$       500,000    Ferrellgas Partners, L.P., Series B, 9.375% due       B1/B+       $     514,375
                     06/15/06.......................................
                                                                                     -------------

INSURANCE (0.5%)
      4,400,000    Principal Mutual Insurance Co., (144A), 7.875%        NR/NR           4,257,132
                     due 03/01/24...................................
                                                                                     -------------

MANUFACTURING (0.1%)
      1,000,000    Collins & Aikman Products Co., 11.50% due              B3/B           1,100,000
                     04/15/06.......................................
                                                                                     -------------

METALS & MINING (0.2%)
        275,000    AK Steel Corp., 9.125% due 12/15/06..............    Ba2/BB-            272,594
        700,000    Oregon Steel Mills, Inc., 11.00% due 06/15/03....     B1/BB             756,000
      1,000,000    Ryerson Tull, Inc., 8.50% due 07/15/01...........     Ba1/BB          1,016,250
                                                                                     -------------
                                                                                         2,044,844
                                                                                     -------------

NATURAL GAS (0.3%)
      1,378,000    Consolidated Natural Gas Co., 8.625% due              A1/AA-          1,411,541
                     12/01/11.......................................
        750,000    Lasmo (USA) Inc., 8.375% due 06/01/23............    Baa2/BBB           739,042
        700,000    Lomak Petroleum, Inc., 8.75% due 01/15/07........      B1/B             666,750
                                                                                     -------------
                                                                                         2,817,333
                                                                                     -------------

OIL-PRODUCTION (0.2%)
      2,000,000    Plains Resources, Inc., Series B, 10.25% due           B2/B           2,070,000
                     03/15/06.......................................
                                                                                     -------------

RAILROADS (0.1%)
      1,125,000    SFP Pipeline Holdings Inc., 11.16% due               Baa3/NR          1,366,875
                     08/15/10.......................................
                                                                                     -------------

RETAIL (0.8%)
      2,500,000    Federated Department Stores, Inc., 8.50% due         Baa2/BB+         2,595,600
                     06/15/03.......................................
      2,350,000    Sears Roebuck & Co., 8.00% due 02/16/99..........     A2/A-           2,409,972
      2,200,000    Sears Roebuck & Co., 8.52% due 05/13/02..........     A2/A-           2,334,002
                                                                                     -------------
                                                                                         7,339,574
                                                                                     -------------

TELECOMMUNICATION SERVICES (0.1%)
      2,000,000    McLeod, Inc., (144A), 0.00%* due 03/01/07........     B3/NR           1,127,500
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (0.9%)
$     2,580,000    Tele-Communications, Inc., 10.125% due               Ba1/BBB-     $   2,818,650
                     04/15/22.......................................
      3,870,000    Worldcom Inc., 7.75% due 04/01/27................    Ba1/BBB-         3,862,840
      1,970,000    Worldcom Inc., 9.375% due 01/15/04...............    Ba3/BBB-         1,777,925
                                                                                     -------------
                                                                                         8,459,415
                                                                                     -------------

TELEPHONE (1.8%)
      1,825,000    New York Telephone Co., 7.00% due 08/15/25.......     A2/A+           1,650,621
     16,075,000    New York Telephone Co., 7.25% due 02/15/24.......     A2/A+          14,842,047
                                                                                     -------------
                                                                                        16,492,668
                                                                                     -------------

TEXTILES (0.4%)
      4,000,000    WestPoint Stevens, Inc., 8.75% due 12/15/01......    Ba3/BB-          4,060,000
                                                                                     -------------

TRANSPORTATION (0.6%)
      5,361,028    Union Tank Car Co., Series 93-A, 6.50% due            A1/A+           5,180,522
                     04/15/08.......................................
                                                                                     -------------
                                                                                       246,137,690
                       TOTAL CORPORATE OBLIGATIONS (COST
                         $249,276,893)..............................
                                                                                     -------------

FOREIGN CORPORATE OBLIGATIONS (4.0%)
CANADA (1.0%)
                   Forest Products & Paper
      1,900,000      Canadian Pacific Forest Products Ltd., 9.25%        Ba1/NR          1,962,529
                      due 06/15/02..................................
                   Water
      4,500,000      Hydro Quebec, 8.875% due 03/01/26..............     A2/A+           5,000,400
                   Transport Services
      2,500,000      Teekay Shipping Corp., 8.32% due 02/01/08......     Ba2/BB          2,443,750
                                                                                     -------------
                                                                                         9,406,679
                                                                                     -------------

CHILE (0.5%)
                   Forest Products & Paper
      5,000,000      Celulosa Arauco y Constitucion SA, 6.75% due      Baa2/BBB+         4,806,800
                      12/15/03......................................
                                                                                     -------------

CHINA (0.2%)
                   Financial Services
      1,700,000      Guangdong International Trust & Investment        Baa2/BBB-         1,753,873
                      Corp., (144A), 8.75% due 10/24/16.............
                                                                                     -------------

FRANCE (0.1%)
                   Electrical Equipment
      1,000,000      Legrand S.A., 8.50% due 02/15/25...............      A2/A           1,084,790
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
INDONESIA (0.5%)
                   Financial Services
$     4,700,000      Sampoerna Intl. (144A), 8.375% due 06/15/06....    Baa3/BBB     $   4,709,776
                                                                                     -------------

MEXICO (0.8%)
                   Banking
      2,000,000      Bancomext Trust Division, (144A), 11.25% due        NA/BB           2,145,000
                      05/30/06......................................
                   Forest Products & Paper
      2,000,000      Copamex Industrias SA DE CV, (144A), 11.375%        B1/NR           2,052,500
                      due 04/30/04..................................
                   Gas Exploration
      3,000,000      Petroleos Mexicanos, 7.60% due 06/15/00........     Ba2/NR          2,947,260
                                                                                     -------------
                                                                                         7,144,760
                                                                                     -------------

PHILIPPINES (0.4%)
                   Telephone
      1,250,000      Philippine Long Distance Telephone, 10.625% due    Ba2/BB+          1,400,781
                      06/02/04......................................
      2,570,000      Philippine Long Distance Telephone, Series E,      Ba2/BB+          2,427,134
                      7.85% due 03/06/07............................
                                                                                     -------------
                                                                                         3,827,915
                                                                                     -------------

UNITED KINGDOM (0.5%)
                   Electric
      5,000,000      National Power Co. PLC, 6.25% due 12/01/03.....      A2/A           4,703,125
                                                                                     -------------
                                                                                        37,437,718
                       TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                         $37,823,742)...............................
                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (34.1%)
FEDERAL HOME LOAN MORTGAGE CORP.
     14,755,417    7.50% due 10/01/26...............................                    14,672,787
      1,506,708    8.00% due 11/01/26...............................                     1,529,776
      2,579,795    8.00% due 12/01/26...............................                     2,619,214
         13,373    9.00% due 04/01/03...............................                        13,776
      8,573,565    9.25% due 06/01/16...............................                     9,065,344
        195,569    9.50% due 08/01/04...............................                       204,243
        426,302    9.50% due 11/01/05...............................                       445,298
      2,157,923    9.50% due 12/01/05...............................                     2,254,161
        409,086    9.50% due 02/01/06...............................                       427,319
        589,037    9.50% due 03/01/06...............................                       615,397
         21,643    10.00% due 04/01/09..............................                        23,342
          1,073    12.50% due 08/01/14..............................                         1,195
      4,712,877    Gold, 6.50% due 06/01/04.........................                     4,606,837
        553,442    Gold, 8.00% due 04/01/10.........................                       565,861
      1,832,459    Gold, 8.00% due 07/01/10.........................                     1,874,129
      1,493,300    Gold, 8.00% due 07/01/11.........................                     1,528,146

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$       750,864    Gold, 8.00% due 08/01/11.........................                 $     768,344
     11,000,000    Gold, 8.506% due 12/01/04........................                    11,660,000
        300,000    Remic: Accretion Directed, Series 1290, Class L,                        301,167
                     7.50% due 10/15/09.............................
        300,000    Remic: PAC, Series 102, Class I, 7.00% due                              285,882
                     12/15/20.......................................
         32,000    Remic: PAC-1(11), Series 1168, Class H, 7.50% due                        31,526
                     11/15/21.......................................
        250,000    Remic: PAC-1(11), Series 1199, Class E, 7.50% due                       249,552
                     10/15/19.......................................
        415,000    Remic: PAC-1(11), Series 1207, Class J, 6.75% due                       402,994
                     07/15/19.......................................
        250,000    Remic: PAC-1(11), Series 1215, Class F, 6.75% due                       249,223
                     05/15/05.......................................
     35,760,000    Remic: PAC-1(11), Series 1542, Class J, 7.00% due                    35,434,942
                     02/15/22.......................................
     13,000,000    Remic: PAC-1(11), Series 1594, Class H, 6.00% due                    12,124,060
                     10/15/08.......................................
     31,500,000    Remic: PAC-1(11), Series 1684, Class G, 6.50% due                    30,442,230
                     03/15/23.......................................
      7,500,000    Remic: PAC-1(11), Series 1714, Class K, 7.00% due                     7,239,825
                     04/15/24.......................................
        200,000    Remic: PAC-2(11), Series 39, Class F, 10.00% due                        216,580
                     05/15/20.......................................
      1,600,000    Remic: SCH(22), Series 1701, Class B, 6.50% due                       1,523,408
                     03/15/09.......................................
                                                                                     -------------
                                                                                       141,376,558
                                                                                     -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
      2,864,787    6.88% due 11/01/05...............................                     2,934,544
      5,025,081    7.50% due 11/01/26...............................                     4,992,167
     10,846,256    7.50% due 01/01/27...............................                    10,775,213
         52,667    8.00% due 01/01/02...............................                        53,760
         51,323    8.00% due 05/01/02...............................                        52,396
        333,990    8.00% due 07/01/02...............................                       340,959
          5,504    8.00% due 08/01/22...............................                         5,576
      3,220,871    8.00% due 12/01/26...............................                     3,265,093
     27,694,750    8.50% due 01/01/05...............................                    28,600,645
         16,317    8.50% due 06/01/10...............................                        16,784
      4,355,873    8.70% due 01/01/05...............................                     4,711,149
      2,006,782    9.50% due 07/01/05...............................                     2,105,817
        540,417    10.00% due 06/01/20..............................                       585,930
      8,205,128    10.00% due 06/01/26..............................                     8,943,507
        134,850    Remic: PAC, Series 1991-101, Class C, 8.50% due                         134,768
                     08/25/18.......................................
        120,781    Remic: PAC, Series 1991-64, Class Z, 8.50% due                          120,426
                     06/25/06.......................................
                                                                                     -------------
                                                                                        67,638,734
                                                                                     -------------

FEDERAL HOUSING ADMINISTRATION INSURED
      3,293,992    Project 23, 7.43% due 03/01/22...................                     3,131,351
                                                                                     -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        184,983    7.00% due 07/15/22...............................                       179,698
        540,929    7.00% due 11/15/22...............................                       524,891
        757,549    7.00% due 01/15/23...............................                       736,277

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       345,774    7.00% due 03/15/23...............................                 $     335,581
        842,427    7.00% due 07/15/23...............................                       818,899
        333,926    7.00% due 09/15/23...............................                       323,768
      1,274,576    7.00% due 10/15/23...............................                     1,235,513
         60,638    7.00% due 12/15/23...............................                        58,854
      3,662,045    7.00% due 01/15/24...............................                     3,558,971
      1,941,307    7.00% due 02/15/24...............................                     1,882,716
        490,587    7.00% due 03/15/24...............................                       476,662
      4,679,210    7.00% due 04/15/24...............................                     4,540,377
      2,605,403    7.00% due 05/15/24...............................                     2,526,562
        885,688    7.00% due 06/15/24...............................                       859,608
      6,591,311    7.00% due 03/15/26...............................                     6,343,280
      7,806,528    7.00% due 05/15/35...............................                     7,512,457
      5,962,198    7.125% due 01/15/99..............................                     5,772,958
      5,257,870    7.125% due 01/15/31..............................                     5,091,143
      5,179,128    7.25% due 02/15/27...............................                     5,047,267
      2,604,739    7.25% due 01/15/31...............................                     2,538,344
         94,980    7.50% due 03/15/23...............................                        94,357
        201,584    7.50% due 05/15/23...............................                       200,203
        119,397    7.50% due 06/15/23...............................                       118,689
        194,934    7.50% due 01/15/24...............................                       193,573
      2,818,680    7.50% due 04/15/26...............................                     2,780,937
      6,374,734    7.50% due 05/15/26...............................                     6,289,504
      8,828,192    7.50% due 01/15/27...............................                     8,754,300
      5,044,642    7.50% due 02/15/27...............................                     5,002,166
      5,513,681    7.625% due 04/15/26..............................                     5,510,262
      1,518,009    7.75% due 06/15/23...............................                     1,525,584
      8,595,622    7.75% due 07/15/31...............................                     8,638,600
      3,325,102    7.875% due 12/15/99..............................                     3,367,697
        212,886    8.00% due 06/15/26...............................                       215,722
        246,342    8.00% due 07/15/26...............................                       249,629
      1,033,084    8.00% due 08/15/26...............................                     1,046,938
      2,302,318    8.00% due 06/15/31...............................                     2,350,506
         23,242    11.50% due 07/15/13..............................                        25,885
     11,024,885    12.00% due 07/15/26..............................                    12,534,854
          1,037    13.50% due 10/15/14..............................                         1,165
                                                                                     -------------
                                                                                       109,264,397
                                                                                     -------------
                                                                                       321,411,040
                       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                         (COST $324,432,010)........................
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
U.S. TREASURY OBLIGATIONS (15.5%)
U.S. TREASURY BONDS
$     2,842,000    6.00% due 02/15/26...............................                 $   2,483,567
      2,440,000    6.50% due 11/15/26...............................                     2,286,914
                                                                                     -------------
                                                                                         4,770,481
                                                                                     -------------

U.S. TREASURY NOTES
      6,295,000    5.625% due 11/30/98..............................                     6,244,640
      3,220,000    5.75% due 12/31/98...............................                     3,199,553
     16,500,000    5.875% due 11/15/99..............................                    16,303,155
      8,730,000    5.875% due 02/15/00..............................                     8,609,264
      7,163,000    5.875% due 06/30/00..............................                     7,048,034
      4,290,000    5.875% due 11/15/05..............................                     4,049,159
      1,985,000    6.625% due 06/30/01..............................                     1,990,995
      1,795,000    7.25% due 08/15/04...............................                     1,852,925
     25,000,000    8.25% due 07/15/98(s)............................                    25,629,500
     42,370,000    8.50% due 11/15/00(s)............................                    45,035,920
     20,500,000    8.875% due 11/15/98..............................                    21,301,345
                                                                                     -------------
                                                                                       141,264,490
                                                                                     -------------
                                                                                       146,034,971
                       TOTAL U.S. TREASURY OBLIGATIONS (COST
                         $146,393,196)..............................
                                                                                     -------------

SOVEREIGN BONDS (1.8%)
ARGENTINA (0.4%)
      2,000,000    Republic of Argentina Global Bonds, 11.375% due       B1/BB           2,122,500
                     01/30/17.......................................
      1,455,000    Republic of Argentina, FRB, Series L, 6.813% due      B1/BB           1,334,963
                     03/31/05.......................................
                                                                                     -------------
                                                                                         3,457,463
                                                                                     -------------

BRAZIL (0.5%)
      2,911,290    Brazil, MYDFA Trust Certificates, FRN, 6.813% due     NR/NR           2,587,409
                     09/15/07.......................................
      3,361,950    Republic of Brazil, C Bonds, 8.00% due                B1/BB-          2,546,677
                     04/15/14(c)....................................
                                                                                     -------------
                                                                                         5,134,086
                                                                                     -------------

MEXICO (0.4%)
      3,500,000    United Mexican States, 9.75% due 02/06/01........     Ba2/NA          3,664,850
                                                                                     -------------

POLAND (0.3%)
      3,670,000    Republic of Poland, 4.00%* due 10/27/14..........   Baa3/BBB-         2,986,646
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
VENEZUELA (0.2%)
$     2,500,000    Republic of Venezuela, DCB, Series DL, FRN,           Ba2/NR      $   2,209,500
                     6.875% due 12/18/07............................
                                                                                     -------------
                                                                                        17,452,545
                       TOTAL SOVEREIGN BONDS (COST $17,435,061).....
                                                                                     -------------
    SHARES
---------------
CONVERTIBLE PREFERRED STOCKS (1.6%)
NATURAL GAS (0.1%)
         36,000    Lasmo PLC, 10.00%, Series A......................   Baa3/BBB-
                                                                                           922,500
                                                                                     -------------

INDUSTRIAL PRODUCTS & SERVICES (1.5%)
         80,000    James River Corp. of Virginia, 8.25%, Series O...    Ba2/BB+          2,020,000
         12,575    Home Ownership Funding, (144A), 13.331%..........     Aaa/NA         12,297,596
                                                                                     -------------
                                                                                        14,317,596
                                                                                     -------------
                                                                                        15,240,096
                       TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                         $15,428,278)...............................
                                                                                     -------------
   PRINCIPAL
    AMOUNT
---------------
SHORT-TERM INVESTMENTS (3.2%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.2%)
$    29,917,000    Federal Home Loan Mortgage Discount Notes, 5.40% due 5/01/97...   $  29,917,000
                                                                                     -------------
                                                                                       932,341,791
                   TOTAL INVESTMENTS (COST $940,223,166) (98.9%)..................
                                                                                        10,169,125
                   OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)...................
                                                                                     -------------
                                                                                     $ 942,510,916
                   NET ASSETS (100.0%)............................................
                                                                                     -------------
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

------------------------------
Note: Based on the cost of investments of $940,223,166 for Federal Income Tax purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $3,242,263 and $11,123,596, respectively, resulting in net unrealized depreciation of $7,881,333.

(s) -- $20,500,000 par segregated as collateral for future contracts.

Abbreviations used in the schedule of investments are as follows:

* -- Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

ADR -- American Depository Receipt.

C -- Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal.

DCB -- Debt Conversion Bond - non-collateralized floating rate instrument that previously allowed the holder to convert the debt at a specific time.

FRB -- Floating Rate Bond.

FRN -- Floating Rate Note.

REMIC -- Real Estate Mortgage Investment Conduit.

PAC -- Planned Amortization Class.

NR -- Not Rated.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $940,223,166 )          $932,341,791
Cash                                                      4,909
Receivable for Investments Sold                       2,602,112
Interest Receivable                                  13,403,107
Prepaid Trustees' Fees                                    2,122
Prepaid Expenses and Other Assets                         1,607
                                                   ------------
    Total Assets                                    948,355,648
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     5,472,886
Advisory Fee Payable                                    231,141
Custody Fee Payable                                      39,567
Administrative Services Fee Payable                      23,947
Administration Fee Payable                                4,630
Fund Services Fee Payable                                   592
Variation Margin Payable                                 38,737
Accrued Expenses                                         33,232
                                                   ------------
    Total Liabilities                                 5,844,732
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $942,510,916
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $32,130,666
Dividend Income (Net of Foreign Withholding Tax
  of $6,749 )                                                        348,315
                                                                 -----------
    Investment Income                                             32,478,981

EXPENSES
Advisory Fee                                       $ 1,384,277
Administrative Services Fee                            145,189
Custodian Fees and Expenses                            100,838
Professional Fees and Expenses                          19,111
Fund Services Fee                                       16,645
Administration Fee                                      11,650
Trustees' Fees and Expenses                              8,354
Miscellaneous                                            7,152
                                                   -----------
    Total Expenses                                                 1,693,216
                                                                 -----------
NET INVESTMENT INCOME                                             30,785,765

NET REALIZED GAIN ON
  Investment Transactions (including $28,610 net
    realized gain from futures contracts)            3,520,833

NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investment (including $233,356 net unrealized
    depreciation from futures contracts)           (15,843,526)
                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $18,463,072
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                    APRIL 30, 1997      YEAR ENDED
                                                     (UNAUDITED)     OCTOBER 31, 1996
                                                    --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
  Net Investment Income                               $ 30,785,765    $ 51,059,862
  Net Realized Gain on Investments                       3,520,833       2,643,598
  Net Change in Unrealized Depreciation of
    Investments                                        (15,843,526)     (9,807,630)
                                                    --------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        18,463,072      43,895,830
                                                    --------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                        242,182,973     513,960,050
  Withdrawals                                         (304,440,377)   (153,430,627)
                                                    --------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (62,257,404)    360,529,423
                                                    --------------   -----------------
    Total Increase (Decrease) in Net Assets            (43,794,332)    404,425,253

NET ASSETS
  Beginning of Period                                  986,305,248     581,879,995
                                                    --------------   -----------------
  End of Period                                       $942,510,916    $986,305,248
                                                    --------------   -----------------
                                                    --------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE FISCAL      FOR THE PERIOD
                                                        FOR THE        YEAR ENDED OCTOBER     JULY 12, 1993
                                                   SIX MONTHS ENDED           31,           (COMMENCEMENT OF
                                                    APRIL 30, 1997     ------------------    OPERATIONS) TO
                                                      (UNAUDITED)      1996   1995   1994   OCTOBER 31, 1993
                                                   -----------------   ----   ----   ----   -----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                              0.37%(a)       0.37%  0.39%  0.46%       0.48%
  Net Investment Income                                 6.67%(a)       6.38%  6.68%  5.88%       4.91%(a)
Portfolio Turnover                                        48%           186%   293%   234%        295%(b)

------------------------
(a) Annualized.

(b) Portfolio turnover is for the twelve month period ended October 31,1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The JPM Pierpont Bond Fund, (formerly The Pierpont Bond Fund), in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All short-term portfolio securities with a remaining maturity of less than 60 days are valued using the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign forward and spot currency contracts until terminated, at which time realized foreign currency gains and losses are recognized. There were no open forward or spot currency contracts as of April 30, 1997.

    d)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of period............         0    $             0
Contracts opened.................................       586         64,059,612
Contracts closed.................................      (401)       (44,006,562)
                                                   ---------   ----------------
Contracts open at end of period..................       185    $    20,053,050
                                                   ---------   ----------------
                                                   ---------   ----------------

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
U. S. Long Bond, June 1997.......................            185         (233,356)
                                                   --------------   --------------
Totals...........................................            185    $    (233,356)
                                                   --------------   --------------
                                                   --------------   --------------

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, this fee amounted to $1,384,277.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer to serve as a co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which the JPM Pierpont Funds,The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for these services amounted to $11,650.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the total net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, the JPM Pierpont Funds, hte JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $145,189.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $16,645 for the six months ended April 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios, and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997, were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $180,181,964   $334,208,764
Corporate and Collateralized Obligations.........   250,517,067    118,821,269
                                                   ------------   ------------
                                                   $430,699,031   $453,030,033
                                                   ------------   ------------
                                                   ------------   ------------

JPM PIERPONT PRIME MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT SHARES: CALIFORNIA BOND FUND

JPM PIERPONT EMERGING MARKETS DEBT FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT U.S. SMALL COMPANY FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND


FOR MORE INFORMATION ON HOW THE JPM PIERPONT
FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


THE
JPM PIERPONT
BOND FUND


SEMI-ANNUAL REPORT
APRIL 30, 1997